Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line items]
Finite-Lived Intangible Assets, Gross	$ 43,439,000	$ 43,010,000
Less: Accumulated amortization	(5,547,000)	(1,572,441)
Intangible assets, net	37,892,000	41,437,559
Developed Technology [Member]
Schedule of Intangible Assets [Line items]
Finite-Lived Intangible Assets, Gross	5,479,000	5,479,102
Internally Developed Software [Member]
Schedule of Intangible Assets [Line items]
Finite-Lived Intangible Assets, Gross	750,000	320,898
Customer Relationships [Member]
Schedule of Intangible Assets [Line items]
Finite-Lived Intangible Assets, Gross	13,800,000	13,800,000
Trade Names [Member]
Schedule of Intangible Assets [Line items]
Finite-Lived Intangible Assets, Gross	3,700,000	3,700,000
Acquired Intellectual Property [Member]
Schedule of Intangible Assets [Line items]
Finite-Lived Intangible Assets, Gross	$ 19,710,000	$ 19,710,000